Condensed Consolidated Balance Sheets - USD ($)	Sep. 30, 2020	Mar. 31, 2020	Mar. 31, 2019
CURRENT ASSETS
Cash and cash equivalents	$ 1,178,394	$ 531,681	$ 277,264
Accounts receivables, net	1,338,787	4,500,116	1,798,489
Inventories	634,901	347,531	318,047
Other receivables	215,566	231,974	178,128
Advances to suppliers	717,799	389,940	230,484
Total current assets	4,085,447	6,001,242	2,802,412
NON-CURRENT ASSETS
Plant and equipment, net	934,223	585,019	694,431
Operating lease right of use asset	1,633,824	1,835,717
Total non-current assets	2,568,047	2,420,736	694,431
TOTAL ASSETS	6,653,494	8,421,978	3,496,843
CURRENT LIABILITIES
Short-term loan	234,149	353,114	223,502
Accounts payable	1,218,896	3,620,583	884,251
Related party borrowings	5,959,583	5,429,440	4,204,130
Advances from customers	56,472	18,931	102,673
Accrued expenses and other payables	227,070	230,917	259,837
Operating lease liability current portion	433,215	443,543
Total current liabilities	8,129,385	10,096,528	5,674,393
NON-CURRENT LIABILITIES
Operating lease liability, net of current portion	1,200,609	1,392,174
Total non-current liabilities	1,200,609	1,392,174
TOTAL LIABILITIES	9,329,994	11,488,702	5,674,393
EQUITY
Common stock ($0.001 par value, 50,000,000 shares authorized, 26,093,004, 25,346,004 and 25,346,004 shares issued and outstanding at September 30, 2020 ,March 31, 2020 and March 31, 2019, respectively)	26,093	25,346	25,346
Additional paid-in capital	3,795,303	61,050	61,050
Retained earnings	(6,489,747)	(3,233,122)	(2,250,770)
Statutory reserve	23,514	23,514	21,779
Accumulated other comprehensive income (loss)	(31,663)	56,488	(34,955)
Total deficit	(2,676,500)	(3,066,724)	(2,177,550)
TOTAL LIABILITIES AND EQUITY	$ 6,653,494	$ 8,421,978	$ 3,496,843